CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Total consideration for repurchase of shares	[1]		$ 994
Safety Production Fund (in percent)		1.00%	1.00%	1.00%

[1]	On May 31, 2023, the Group repurchased 85,873 ordinary shares in aggregate, from two shareholders at total consideration of $994. Such shares were cancelled immediately upon repurchase.